Summary of Results of Discontinued Operations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income	$ 20.5
Sibanye Gold | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Sibanye Spin-off
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales	310.7
Costs and expenses	(285.7)
Income before tax and share of equity investee's profits	25.0
Income and mining tax expense	(5.4)
Income before share of equity investee's profits	19.6
Share of equity investee's profits	0.9
Net income	20.5
Property, plant and equipment, net	1,987.3
Non-current investments	187.0
Current assets	285.4
Current liabilities	(234.8)
Non-current liabilities	(1,191.2)
Net carrying value	1,033.7
Net asset value distributed	(1,033.7)
Profit on distribution	$ 0.0